Long-Term Debt - Schedule of Future Minimum Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Remaining 2024	$ 1,109
2025	11,160	$ 1,478
2026	25,656	4,460
2027	3	25,660
2028	3	3
Thereafter	140
Total	38,071	31,744				$ 25,834
Less current portion	(36,667)	(1,478)	$ (1,146)	$ (983)	$ (819)	(655)
Less deferred financing costs	(1,254)	(1,688)				(2,115)
Long-term debt, net	$ 150	$ 30,056				$ 23,719